UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08411

James Advantage Funds
(Exact name of registrant as specified in charter)

1349 Fairground Road Xenia, Ohio	45385
(Address of principal executive offices)	(Zip code)

R. Brian Culpepper

P.O. Box 8 Alpha, Ohio 45301
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(937) 426-7640

Date of fiscal year end:	June, 30

Date of reporting period:	December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

James Balanced: Golden Rainbow Fund

Retail Class (GLRBX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$63	1.22%

Fund Statistics

  Net Assets$415,501,722
  Number of Portfolio Holdings121
  Advisory Fee $1,597,061
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	49.4%
Corporate Bonds	11.1%
Exchange-Traded Funds	4.9%
Money Market Funds	1.8%
Mortgage-Backed Securities	2.7%
U.S. Government & Agencies	4.6%
U.S. Treasury Obligations	25.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 25.4%
Information Technology 15.2%
Corporate Bonds 11.1%
Financials 6.9%
Consumer Discretionary 6.3%
Industrials 5.2%
Exchange-Traded Funds 4.9%
Communication Services 4.8%
U.S. Government & Agencies 4.5%
Health Care 4.3%
Consumer Staples 3.5%
Mortgage-Backed Securities 2.7%
Money Market Funds 1.8%
Energy 1.4%
Utilities 0.7%
Materials 0.5%
Real Estate 0.4%

Value	Value
Real Estate	0.4%
Materials	0.5%
Utilities	0.7%
Energy	1.4%
Money Market Funds	1.8%
Mortgage-Backed Securities	2.7%
Consumer Staples	3.5%
Health Care	4.3%
U.S. Government & Agencies	4.5%
Communication Services	4.8%
Exchange-Traded Funds	4.9%
Industrials	5.2%
Consumer Discretionary	6.3%
Financials	6.9%
Corporate Bonds	11.1%
Information Technology	15.2%
U.S. Treasury Obligations	25.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.0%
Microsoft Corporation	4.0%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.6%
Apple, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NVIDIA Corporation	2.9%
U.S. Treasury Bonds, 3.625%, due 02/15/44	2.5%
iShares Gold Trust	2.5%
U.S. Treasury Notes, 5.000%, due 09/30/25	2.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

James Balanced: Golden Rainbow Fund - Retail Class (GLRBX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-GLRBX

James Balanced: Golden Rainbow Fund

Institutional Class (GLRIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about James Balanced: Golden Rainbow Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.97%

Fund Statistics

  Net Assets$415,501,722
  Number of Portfolio Holdings121
  Advisory Fee $1,597,061
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	49.4%
Corporate Bonds	11.1%
Exchange-Traded Funds	4.9%
Money Market Funds	1.8%
Mortgage-Backed Securities	2.7%
U.S. Government & Agencies	4.6%
U.S. Treasury Obligations	25.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Real Estate	0.4%
Materials	0.5%
Utilities	0.7%
Energy	1.4%
Money Market Funds	1.8%
Mortgage-Backed Securities	2.7%
Consumer Staples	3.5%
Health Care	4.3%
U.S. Government & Agencies	4.5%
Communication Services	4.8%
Exchange-Traded Funds	4.9%
Industrials	5.2%
Consumer Discretionary	6.3%
Financials	6.9%
Corporate Bonds	11.1%
Information Technology	15.2%
U.S. Treasury Obligations	25.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 5.375%, due 02/15/31	5.0%
Microsoft Corporation	4.0%
U.S. Treasury Notes, 5.500%, due 08/15/28	3.8%
U.S. Treasury Notes, 4.375%, due 05/15/34	3.6%
Apple, Inc.	3.2%
Alphabet, Inc. - Class A	2.9%
NVIDIA Corporation	2.9%
U.S. Treasury Bonds, 3.625%, due 02/15/44	2.5%
iShares Gold Trust	2.5%
U.S. Treasury Notes, 5.000%, due 09/30/25	2.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

James Balanced: Golden Rainbow Fund - Institutional Class (GLRIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-GLRIX

James Small Cap Fund

(JASCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about James Small Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Small Cap Fund	$79	1.50%

Fund Statistics

  Net Assets$50,980,324
  Number of Portfolio Holdings81
  Advisory Fee $313,035
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.9%
Money Market Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 26.1%
Consumer Discretionary 17.4%
Health Care 11.1%
Industrials 9.6%
Information Technology 8.1%
Real Estate 7.8%
Consumer Staples 5.3%
Money Market Funds 4.1%
Materials 3.9%
Energy 3.8%
Utilities 3.0%

Value	Value
Utilities	3.0%
Energy	3.8%
Materials	3.9%
Money Market Funds	4.1%
Consumer Staples	5.3%
Real Estate	7.8%
Information Technology	8.1%
Industrials	9.6%
Health Care	11.1%
Consumer Discretionary	17.4%
Financials	26.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brinker International, Inc.	5.8%
Evercore, Inc. - Class A	3.7%
Piper Sandler Companies	3.6%
Enova International, Inc.	3.4%
Coca-Cola Consolidated, Inc.	2.7%
PC Connection, Inc.	2.4%
Houlihan Lokey, Inc.	2.1%
FTI Consulting, Inc.	2.1%
Assured Guaranty Ltd.	1.8%
Corcept Therapeutics, Inc.	1.8%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

James Small Cap Fund (JASCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-JASCX

James Micro Cap Fund

(JMCRX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about James Micro Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Micro Cap Fund	$77	1.50%

Fund Statistics

  Net Assets$28,364,818
  Number of Portfolio Holdings81
  Advisory Fee $218,569
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
30.3%
Information Technology
15.6%
Industrials
15.4%
Health Care
11.2%
Consumer Discretionary
11.0%
Materials
5.5%
Consumer Staples
4.8%
Energy
2.7%
Real Estate
1.6%
Money Market Funds
1.4%
Utilities
0.7%

Value	Value
Utilities	0.7%
Money Market Funds	1.4%
Real Estate	1.6%
Energy	2.7%
Consumer Staples	4.8%
Materials	5.5%
Consumer Discretionary	11.0%
Health Care	11.2%
Industrials	15.4%
Information Technology	15.6%
Financials	30.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enova International, Inc.	5.4%
Nova Ltd.	5.2%
Piper Sandler Companies	5.0%
Federal Agricultural Mortgage Corporation - Class C	4.1%
OFG Bancorp	3.8%
United States Lime & Minerals, Inc.	3.7%
Donnelley Financial Solutions, Inc.	3.7%
Integer Holdings Corporation	3.0%
Merchants Bancorp	3.0%
PC Connection, Inc.	3.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

James Micro Cap Fund (JMCRX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-JMCRX

James Aggressive Allocation Fund

(JAVAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about James Aggressive Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.jamesfunds.com/forms-and-reports.php. You can also request this information by contacting us at (800) 995-2637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
James Aggressive Allocation Fund	$52	1.01%

Fund Statistics

  Net Assets$25,164,513
  Number of Portfolio Holdings83
  Advisory Fee $123,290
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.3%
Corporate Bonds	6.2%
Exchange-Traded Funds	0.7%
Money Market Funds	1.3%
U.S. Government & Agencies	3.9%
U.S. Treasury Obligations	6.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology 20.7%
Financials 12.6%
Communication Services 9.4%
Consumer Discretionary 8.7%
Health Care 8.1%
U.S. Treasury Obligations 6.6%
Industrials 6.3%
Corporate Bonds 6.2%
Energy 4.5%
Consumer Staples 4.1%
U.S. Government & Agencies 3.9%
Utilities 2.5%
Real Estate 2.3%
Materials 2.0%
Money Market Funds 1.3%
Exchange-Traded Funds 0.7%

Value	Value
Exchange-Traded Funds	0.7%
Money Market Funds	1.3%
Materials	2.0%
Real Estate	2.3%
Utilities	2.5%
U.S. Government & Agencies	3.9%
Consumer Staples	4.1%
Energy	4.5%
Corporate Bonds	6.2%
Industrials	6.3%
U.S. Treasury Obligations	6.6%
Health Care	8.1%
Consumer Discretionary	8.7%
Communication Services	9.4%
Financials	12.6%
Information Technology	20.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.5%
Alphabet, Inc. - Class A	3.3%
Deckers Outdoor Corporation	3.3%
Enova International, Inc.	3.2%
Apple, Inc.	3.2%
Meta Platforms, Inc. - Class A	2.8%
Broadcom, Inc.	2.8%
Microsoft Corporation	2.8%
Cadence Design Systems, Inc.	2.4%
Goldman Sachs Group, Inc. (The)	2.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

James Aggressive Allocation Fund (JAVAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jamesfunds.com/forms-and-reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-JAVAX

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Semi-Annual Financial Statements and Additional Information

December 31, 2024

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

TABLE OF CONTENTS

Schedule of Investments
James Balanced: Golden Rainbow Fund	3
James Small Cap Fund	8
James Micro Cap Fund	11
James Aggressive Allocation Fund	14
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights
James Balanced: Golden Rainbow Fund – Retail Class	24
James Balanced: Golden Rainbow Fund – Institutional Class	25
James Small Cap Fund	26
James Micro Cap Fund	27
James Aggressive Allocation Fund	28
Notes to Financial Statements	29
Additional Information	37

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 49.2%
Communication Services - 4.8%
Alphabet, Inc. - Class A	63,204	$11,964,516
AT&T, Inc.	13,728	312,587
Meta Platforms, Inc. - Class A	7,372	4,316,380
T-Mobile US, Inc.	15,000	3,310,950
		19,904,433
Consumer Discretionary - 6.3%
Amazon.com, Inc. (a)	31,310	6,869,101
Boot Barn Holdings, Inc. (a)	4,567	693,362
Deckers Outdoor Corporation (a)	10,800	2,193,372
Home Depot, Inc. (The)	12,961	5,041,699
Installed Building Products, Inc.	5,071	888,693
Kontoor Brands, Inc.	5,392	460,531
M/I Homes, Inc. (a)	20,189	2,684,127
McDonald’s Corporation	18,350	5,319,482
TJX Companies, Inc. (The)	15,000	1,812,150
		25,962,517
Consumer Staples - 3.5%
Casey’s General Stores, Inc.	3,452	1,367,786
Ingredion, Inc.	6,353	873,919
Procter & Gamble Company (The)	29,903	5,013,238
Walmart, Inc.	78,358	7,079,645
		14,334,588
Energy - 1.4%
Chevron Corporation	20,000	2,896,800
Exxon Mobil Corporation	15,605	1,678,630
Valero Energy Corporation	10,032	1,229,823
		5,805,253
Financials - 6.9%
Arthur J. Gallagher & Company	9,295	2,638,386
Bancorp, Inc. (The) (a)	24,149	1,270,962
Berkshire Hathaway, Inc. - Class B (a)	7,007	3,176,133
BlackRock, Inc.	1,642	1,683,231
Enova International, Inc. (a)	49,844	4,779,042
Goldman Sachs Group, Inc. (The)	4,377	2,506,358
JPMorgan Chase & Company	30,926	7,413,271
MGIC Investment Corporation	31,967	757,938
Nelnet, Inc. - Class A	15,000	1,602,150
Primerica, Inc.	2,086	566,182
Regions Financial Corporation	89,093	2,095,467
WisdomTree, Inc.	22,240	233,520
		28,722,640
Health Care - 4.3%
Abbott Laboratories	19,650	2,222,612
AbbVie, Inc.	14,792	2,628,539
AstraZeneca plc - ADR	31,919	2,091,333
Danaher Corporation	6,990	1,604,554
Eli Lilly & Company	4,874	3,762,727
Halozyme Therapeutics, Inc. (a)	6,335	302,876
Johnson & Johnson	10,625	1,536,588
Pfizer, Inc.	11,731	311,223

See Notes to Financial Statements.
Financial Statements | December 31, 2024	3

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
Health Care - 4.3% (continued)
Thermo Fisher Scientific, Inc.	2,064	$1,073,755
UnitedHealth Group, Inc.	5,000	2,529,300
		18,063,507
Industrials - 5.2%
ABB Ltd. - ADR	36,391	1,954,561
Caterpillar, Inc.	11,014	3,995,439
Eaton Corporation plc	19,269	6,394,802
Generac Holdings, Inc. (a)	3,013	467,166
Lockheed Martin Corporation	2,394	1,163,340
Northrop Grumman Corporation	2,740	1,285,855
Ryder System, Inc.	5,868	920,454
Schneider Electric SE - ADR	15,893	788,929
Union Pacific Corporation	6,515	1,485,681
United Rentals, Inc.	4,612	3,248,877
		21,705,104
Information Technology - 15.2%
Accenture plc - Class A	3,500	1,231,265
Apple, Inc.	52,282	13,092,458
ASML Holding N.V.	2,632	1,824,187
Broadcom, Inc.	19,723	4,572,580
Insight Enterprises, Inc. (a)	20,011	3,043,673
Jabil, Inc.	19,148	2,755,397
Mastercard, Inc. - Class A	9,000	4,739,130
Microsoft Corporation	39,575	16,680,863
Nova Ltd. (a)	14,166	2,789,994
NVIDIA Corporation	88,791	11,923,744
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,534	697,930
		63,351,221
Materials - 0.5%
Avery Dennison Corporation	8,000	1,497,040
Linde plc	1,757	735,603
		2,232,643
Real Estate - 0.4%
CBRE Group, Inc. - Class A (a)	12,898	1,693,378

Utilities - 0.7%
Iberdrola S.A. - ADR	22,276	1,228,299
NextEra Energy, Inc.	21,384	1,533,019
		2,761,318
Total Common Stocks (Cost $92,833,241)		$204,536,602

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.9%
Consumer Discretionary Select Sector SPDR® Fund	11,907	$2,671,335
iShares Gold Trust (a)	209,455	10,370,118
iShares Russell 2000 ETF	25,000	5,524,000
Technology Select Sector SPDR® Fund	7,000	1,627,640
Total Exchange-Traded Funds (Cost $11,943,497)		$20,193,093

See Notes to Financial Statements.
4	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Par Value	Value
CORPORATE BONDS - 11.1%
Communication Services - 0.7%
AT&T, Inc., 2.950%, due 07/15/26	$1,000,000	$974,597
Comcast Corporation, 5.350%, due 11/15/27	2,000,000	2,038,734
		3,013,331
Consumer Discretionary - 0.3%
Ross Stores, Inc., 4.700%, due 04/15/27	1,000,000	985,965

Consumer Staples - 1.4%
McCormick & Company, 4.700%, due 10/15/34	2,500,000	2,353,478
Tyson Foods, Inc., 4.000%, due 03/01/26	1,500,000	1,488,339
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,059,949
		5,901,766
Energy - 0.7%
BP Capital Markets America, Inc., 4.234%, due 11/06/28	1,000,000	979,032
Energy Transfer LP, 5.550%, due 05/15/34	2,000,000	1,989,758
		2,968,790
Financials - 4.2%
Bank of America Corporation,
1.250%, due 09/24/26	2,000,000	1,871,018
5.000%, due 06/22/27	1,000,000	995,357
Bank of Montreal, 2.000%, due 12/22/26	2,500,000	2,341,512
Citigroup, Inc., 3.875%, due 03/26/25	2,000,000	1,994,683
Goldman Sachs Group, Inc. (The), 3.500%, due 04/01/25	1,000,000	996,433
John Deere Capital Corporation, 5.100%, due 04/11/34	4,000,000	3,993,111
JPMorgan Chase & Company, 4.800%, due 07/29/27	2,000,000	2,009,235
Royal Bank of Canada, 5.122%, due 02/14/25	1,000,000	999,505
State Street Corporation, 5.272%, due 08/03/26	2,000,000	2,019,773
		17,220,627
Health Care - 1.3%
Cigna Group (The), 5.125%, due 05/15/31	1,000,000	995,145
CVS Health Corporation, 5.400%, due 06/01/29	2,500,000	2,501,048
UnitedHealth Group, Inc., 5.000%, due 04/15/34	2,000,000	1,951,698
		5,447,891
Industrials - 0.8%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,233,611
Trane Technologies Financing Ltd., 5.100%, due 06/13/34	2,000,000	1,977,434
		3,211,045
Information Technology - 0.8%
Apple, Inc., 2.050%, due 09/11/26	2,500,000	2,404,781
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	968,578
		3,373,359
Materials - 0.2%
Air Products & Chemicals, Inc., 4.850%, due 02/08/34	1,000,000	976,342

Real Estate - 0.2%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	1,000,000	952,348

See Notes to Financial Statements.
Financial Statements | December 31, 2024	5

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Par Value	Value
Utilities - 0.5%
Kentucky Utilities Company, 5.125%, due 11/01/40	$1,000,000	$946,824
NextEra Energy Capital Holdings, Inc., 1.875%, due 01/15/27	1,000,000	944,892
		1,891,716
Total Corporate Bonds (Cost $46,517,775)		$45,943,180

	Par Value	Value
MORTGAGE-BACKED SECURITIES - 2.7%
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association,
3.500%, due 09/01/33	$2,541,513	$2,426,417
3.500%, due 05/25/47	212,890	203,435
2.500%, due 01/01/57	10,729,582	8,745,203
Total Mortgage-Backed Securities (Cost $13,123,893)		$11,375,055

	Par Value	Value
U.S. GOVERNMENT & AGENCIES - 4.5%
Federal Farm Credit Bank - 1.8%
Federal Farm Credit Bank,
0.670%, due 08/04/25	$2,000,000	$1,957,407
2.750%, due 11/06/26	5,725,000	5,571,384
		7,528,791
Federal Home Loan Bank - 2.7%
Federal Home Loan Bank,
3.125%, due 04/29/25	2,500,000	2,490,011
4.050%, due 07/28/25	2,000,000	1,995,302
0.580%, due 09/11/25	2,000,000	1,949,856
1.020%, due 09/17/26	2,500,000	2,365,427
5.000%, due 06/26/29	2,500,000	2,504,731
		11,305,327
Total U.S. Government & Agencies (Cost $19,216,121)		$18,834,118

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 25.4%
U.S. Treasury Bills (b) - 2.4%
4.173%, due 01/09/25	$5,000,000	$4,995,908
4.487%, due 03/13/25	5,000,000	4,959,363
		9,955,271
U.S. Treasury Bonds - 9.8%
5.375%, due 02/15/31	20,000,000	20,973,184
3.625%, due 02/15/44	12,500,000	10,547,069
4.250%, due 02/15/54	10,000,000	9,122,503
		40,642,756
U.S. Treasury Notes - 13.2%
5.000%, due 09/30/25	10,000,000	10,052,208
2.375%, due 05/15/27	10,000,000	9,576,734

See Notes to Financial Statements.
6	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Par Value	Value
U.S. Treasury Notes - 13.2% (continued)
5.500%, due 08/15/28	$15,000,000	$15,627,794
4.125%, due 11/15/32	5,000,000	4,876,594
4.375%, due 05/15/34	15,000,000	14,772,656
		54,905,986
Total U.S. Treasury Obligations (Cost $107,299,002)		$105,504,013

	Shares	Value
MONEY MARKET FUNDS - 1.8%
First American Treasury Obligations Fund - Class X, 4.40% (c) (Cost $7,527,247)	7,527,247	$7,527,247

Total Investments at Value - 99.6% (Cost $298,460,776)		$413,913,308
Other Assets in Excess of Liabilities - 0.4%		1,588,414
Net Assets - 100.0%		$415,501,722

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.

ADR - American Depositary Receipt.

See Notes to Financial Statements.
Financial Statements | December 31, 2024	7

James Small Cap Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Consumer Discretionary - 17.4%
Academy Sports & Outdoors, Inc.	4,504	$259,115
Beazer Homes USA, Inc. (a)	14,370	394,600
Boot Barn Holdings, Inc. (a)	4,647	705,508
Brinker International, Inc. (a)	22,182	2,934,456
Buckle, Inc. (The)	9,450	480,155
Deckers Outdoor Corporation (a)	3,840	779,866
Kontoor Brands, Inc.	4,564	389,811
M/I Homes, Inc. (a)	2,458	326,791
Patrick Industries, Inc.	9,285	771,398
Urban Outfitters, Inc. (a)	10,454	573,716
Winmark Corporation	1,921	755,087
YETI Holdings, Inc. (a)	13,361	514,532
		8,885,035
Consumer Staples - 5.3%
Andersons, Inc. (The)	9,421	381,739
Casey’s General Stores, Inc.	809	320,550
Coca-Cola Consolidated, Inc.	1,108	1,396,069
PriceSmart, Inc.	6,383	588,321
		2,686,679
Energy - 3.8%
Chord Energy Corporation	1,480	173,042
HF Sinclair Corporation	8,907	312,190
Magnolia Oil & Gas Corporation - Class A	19,100	446,558
Matador Resources Company	11,181	629,043
Northern Oil and Gas, Inc.	10,498	390,106
		1,950,939
Financials - 26.1%
American Financial Group, Inc.	2,630	360,126
Assured Guaranty Ltd.	10,300	927,103
Axos Financial, Inc. (a)	6,132	428,320
Bancorp, Inc. (The) (a)	7,299	384,146
Enova International, Inc. (a)	17,830	1,709,540
Evercore, Inc. - Class A	6,730	1,865,488
EZCORP, Inc. - Class A (a)	38,400	469,248
Federated Hermes, Inc.	7,849	322,672
First BanCorporation	47,750	887,672
Houlihan Lokey, Inc.	6,300	1,094,058
LPL Financial Holdings, Inc.	671	219,088
MGIC Investment Corporation	37,900	898,609
Piper Sandler Companies	6,085	1,825,196
Radian Group, Inc.	26,798	850,033
SouthState Corporation	5,620	559,078
WisdomTree, Inc.	48,595	510,248
		13,310,625
Health Care - 11.1%
Alkermes plc (a)	9,050	260,278
ANI Pharmaceuticals, Inc. (a)	4,050	223,884
Corcept Therapeutics, Inc. (a)	18,033	908,683
Dynavax Technologies Corporation (a)	55,014	702,529
Ensign Group, Inc. (The)	2,241	297,739

See Notes to Financial Statements.
8	www.jamesinvestment.com

James Small Cap Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
Health Care - 11.1% (continued)
Halozyme Therapeutics, Inc. (a)	10,595	$506,547
Innoviva, Inc. (a)	44,092	764,996
Integer Holdings Corporation (a)	5,696	754,834
National HealthCare Corporation	3,545	381,300
Option Care Health, Inc. (a)	10,500	243,600
Supernus Pharmaceuticals, Inc. (a)	17,531	633,921
		5,678,311
Industrials - 9.6%
Applied Industrial Technologies, Inc.	1,593	381,476
Avista Corporation	12,505	458,058
Boise Cascade Company	4,976	591,447
FTI Consulting, Inc. (a)	5,610	1,072,239
Generac Holdings, Inc. (a)	4,288	664,854
Hillenbrand, Inc.	13,136	404,326
Ryder System, Inc.	3,873	607,519
WESCO International, Inc.	3,831	693,259
		4,873,178
Information Technology - 8.1%
Avnet, Inc.	8,250	431,640
Axcelis Technologies, Inc. (a)	3,952	276,126
Concentrix Corporation	2,500	108,175
Insight Enterprises, Inc. (a)	3,605	548,321
Nova Ltd. (a)	3,000	590,850
PC Connection, Inc.	17,500	1,212,225
Photronics, Inc. (a)	19,435	457,889
Progress Software Corporation	5,935	386,665
TD SYNNEX Corporation	1,100	129,008
		4,140,899
Materials - 3.9%
Cleveland-Cliffs, Inc. (a)	24,575	231,005
Graphic Packaging Holding Company	15,189	412,533
Innospec, Inc.	5,286	581,777
Warrior Met Coal, Inc.	13,785	747,699
		1,973,014
Real Estate - 7.8%
Agree Realty Corporation	10,755	757,690
DigitalBridge Group, Inc.	36,110	407,321
Forestar Group, Inc. (a)	18,835	488,203
National Storage Affiliates Trust	21,991	833,678
Sabra Health Care REIT, Inc.	19,667	340,632
STAG Industrial, Inc.	8,912	301,404
Terreno Realty Corporation	7,950	470,163
Xenia Hotel & Resorts, Inc.	25,153	373,774
		3,972,865
Utilities - 3.0%
IDACORP, Inc.	4,183	457,118
Otter Tail Corporation	8,253	609,402
Portland General Electric Company	10,455	456,047
		1,522,567
Total Common Stocks (Cost $31,195,654)		$48,994,112

See Notes to Financial Statements.
Financial Statements | December 31, 2024	9

James Small Cap Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 4.1%
First American Treasury Obligations Fund - Class X, 4.40% (b) (Cost $2,071,599)	2,071,599	$2,071,599

Total Investments at Value - 100.2% (Cost $33,267,253)		$51,065,711
Liabilities in Excess of Other Assets - (0.2%)		(85,387)
Net Assets - 100.0%		$50,980,324

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

See Notes to Financial Statements.
10	www.jamesinvestment.com

James Micro Cap Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Consumer Discretionary - 11.0%
Build-A-Bear Workshop, Inc.	4,044	$186,186
Caleres, Inc.	2,845	65,890
Century Communities, Inc.	4,662	342,004
Haverty Furniture Companies, Inc.	13,509	300,710
M/I Homes, Inc. (a)	4,097	544,696
Modine Manufacturing Company (a)	4,078	472,763
Patrick Industries, Inc.	6,066	503,963
Shoe Carnival, Inc.	12,950	428,386
Standard Motor Products, Inc.	5,625	174,263
Zumiez, Inc. (a)	4,568	87,569
		3,106,430
Consumer Staples - 4.8%
Central Garden & Pet Company - Class A (a)	16,385	541,524
Ingles Markets, Inc. - Class A	10,714	690,410
Spectrum Brands Holdings, Inc.	1,602	135,353
		1,367,287
Energy - 2.7%
Civitas Resources, Inc.	4,523	207,470
Dorian LPG Ltd.	9,544	232,587
REX American Resources Corporation (a)	3,610	150,501
Vital Energy, Inc. (a)	5,814	179,769
		770,327
Financials - 30.3%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	3,372	119,942
Bancorp, Inc. (The) (a)	6,900	363,147
Donnelley Financial Solutions, Inc. (a)	16,726	1,049,222
Enova International, Inc. (a)	16,099	1,543,573
Federal Agricultural Mortgage Corporation - Class C	5,967	1,175,201
Investar Holding Corporation	8,542	187,582
Merchants Bancorp	23,196	845,958
Nelnet, Inc. - Class A	5,646	603,049
OFG Bancorp	25,456	1,077,298
Piper Sandler Companies	4,690	1,406,766
QCR Holdings, Inc.	1,072	86,446
Skyward Specialty Insurance Group, Inc. (a)	2,632	133,021
		8,591,205
Health Care - 11.2%
Artivion, Inc. (a)	6,753	193,068
Dynavax Technologies Corporation (a)	11,764	150,226
Innoviva, Inc. (a)	20,082	348,423
Integer Holdings Corporation (a)	6,396	847,597
iRadimed Corporation	2,400	132,000
Kiniksa Pharmaceuticals International plc (a)	6,909	136,660
LeMaitre Vascular, Inc.	2,165	199,483
OraSure Technologies, Inc. (a)	9,526	34,389
Pennant Group, Inc. (The) (a)	5,582	148,035
Semler Scientific, Inc. (a)	2,765	149,310
SIGA Technologies, Inc.	52,400	314,924
Tactile Systems Technology, Inc. (a)	4,236	72,563

See Notes to Financial Statements.
Financial Statements | December 31, 2024	11

James Micro Cap Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
Health Care - 11.2% (continued)
UFP Technologies, Inc. (a)	1,193	$291,700
Zymeworks, Inc. (a)	10,578	154,863
		3,173,241
Industrials - 15.4%
ACCO Brands Corporation	74,997	393,735
Acme United Corporation	2,095	78,206
ArcBest Corporation	5,285	493,196
Argan, Inc.	628	86,061
Blue Bird Corporation (a)	3,750	144,863
Boise Cascade Company	2,500	297,150
Columbus McKinnon Corporation	2,198	81,854
CRA International, Inc.	3,384	633,484
Genco Shipping & Trading Ltd.	8,000	111,520
GEO Group, Inc. (The) (a)	7,691	215,194
Heidrick & Struggles International, Inc.	3,400	150,654
Insteel Industries, Inc.	3,500	94,535
Kforce, Inc.	2,400	136,080
Northwest Pipe Company (a)	3,394	163,794
Powell Industries, Inc.	389	86,222
Quanex Building Products Corporation	3,890	94,294
Select Water Solutions, Inc. - Class A	10,373	137,339
Sterling Infrastructure, Inc. (a)	604	101,744
Transcat, Inc. (a)	2,200	232,628
Unitil Corporation	3,401	184,300
V2X, Inc. (a)	6,950	332,419
Wabash National Corporation	7,214	123,575
		4,372,847
Information Technology - 15.6%
Cohu, Inc. (a)	8,022	214,187
ePlus, Inc. (a)	4,600	339,848
Insight Enterprises, Inc. (a)	4,631	704,375
Nova Ltd. (a)	7,543	1,485,594
PC Connection, Inc.	12,184	843,986
Photronics, Inc. (a)	22,198	522,985
ScanSource, Inc. (a)	3,090	146,621
Vishay Precision Group, Inc. (a)	6,384	149,832
		4,407,428
Materials - 5.5%
Innospec, Inc.	2,821	310,479
Radius Recycling, Inc. - Class A	13,227	201,315
United States Lime & Minerals, Inc.	7,966	1,057,407
		1,569,201
Real Estate - 1.6%
PotlatchDeltic Corporation	7,517	295,042
PrimeEnergy Resources Corporation (a)	751	164,912
		459,954
Utilities - 0.7%
Clearway Energy, Inc. - Class C	7,332	190,632

Total Common Stocks (Cost $15,722,319)		$28,008,552

See Notes to Financial Statements.
12	www.jamesinvestment.com

James Micro Cap Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Number of Rights	Value
RIGHT - 0.0% (b)
Cartesian Therapeutics, Inc. (a)(c)(d) (Cost $17,942)	94,737	$947

	Shares	Value
MONEY MARKET FUNDS - 1.4%
First American Treasury Obligations Fund - Class X, 4.40% (e) (Cost $410,459)	410,459	$410,459

Total Investments at Value - 100.2% (Cost $16,150,720)		$28,419,958
Liabilities in Excess of Other Assets - (0.2%)		(55,140)
Net Assets - 100.0%		$28,364,818

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Expiration date not available.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	The rate shown is the 7-day effective yield as of December 31, 2024.

See Notes to Financial Statements.
Financial Statements | December 31, 2024	13

James Aggressive Allocation Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.2%
Communication Services - 9.4%
Alphabet, Inc. - Class A	4,450	$842,385
AT&T, Inc.	13,250	301,702
Meta Platforms, Inc. - Class A	1,200	702,612
T-Mobile US, Inc.	2,300	507,679
		2,354,378
Consumer Discretionary - 8.7%
Amazon.com, Inc. (a)	600	131,634
Boot Barn Holdings, Inc. (a)	325	49,341
Deckers Outdoor Corporation (a)	4,050	822,514
Home Depot, Inc. (The)	700	272,293
Kontoor Brands, Inc.	500	42,705
M/I Homes, Inc. (a)	2,000	265,900
McDonald’s Corporation	1,000	289,890
Tractor Supply Company	6,025	319,687
		2,193,964
Consumer Staples - 4.1%
Coca-Cola Consolidated, Inc.	50	62,999
Costco Wholesale Corporation	250	229,068
Procter & Gamble Company (The)	1,700	285,005
Walmart, Inc.	5,100	460,785
		1,037,857
Energy - 4.5%
Cheniere Energy, Inc.	845	181,565
Chevron Corporation	2,000	289,680
Matador Resources Company	5,000	281,300
Petroleo Brasileiro S.A. - ADR	20,000	257,200
Valero Energy Corporation	1,000	122,590
		1,132,335
Financials - 12.6%
Bancorp, Inc. (The) (a)	4,900	257,887
BlackRock, Inc.	500	512,555
Charles Schwab Corporation (The)	3,000	222,030
Enova International, Inc. (a)	8,485	813,542
Goldman Sachs Group, Inc. (The)	955	546,852
JPMorgan Chase & Company	2,000	479,420
MGIC Investment Corporation	5,200	123,292
Primerica, Inc.	800	217,136
		3,172,714
Health Care - 8.1%
AbbVie, Inc.	1,250	222,125
AstraZeneca plc - ADR	4,000	262,080
Cigna Group (The)	800	220,912
Eli Lilly & Company	525	405,300
Johnson & Johnson	1,295	187,283
Novo Nordisk A/S - ADR	2,000	172,040
UnitedHealth Group, Inc.	610	308,575
Zoetis, Inc.	1,595	259,873
		2,038,188
Industrials - 6.3%
ABB Ltd. - ADR	3,500	187,985
Caterpillar, Inc.	800	290,208

See Notes to Financial Statements.
14	www.jamesinvestment.com

James Aggressive Allocation Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
Industrials - 6.3% (continued)
Deere & Company	435	$184,310
Eaton Corporation plc	1,175	389,947
Lockheed Martin Corporation	415	201,665
Union Pacific Corporation	850	193,834
Veralto Corporation	275	28,009
Veritiv Holdings Company – Class A	1,000	113,610
		1,589,568
Information Technology - 20.7%
Apple, Inc.	3,225	807,604
ASML Holding N.V.	575	398,521
Broadcom, Inc.	3,000	695,520
Cadence Design Systems, Inc. (a)	1,975	593,409
Insight Enterprises, Inc. (a)	250	38,025
Jabil, Inc.	1,800	259,020
Mastercard, Inc. - Class A	735	387,029
Microsoft Corporation	1,650	695,475
NVIDIA Corporation	8,500	1,141,465
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,000	197,490
		5,213,558
Materials - 2.0%
CF Industries Holdings, Inc.	500	42,660
James Hardie Industries plc - ADR (a)	6,800	209,508
Linde plc	400	167,468
Nucor Corporation	700	81,697
		501,333
Real Estate - 2.3%
Digital Realty Trust, Inc.	1,500	265,995
Prologis, Inc.	2,905	307,059
		573,054
Utilities - 2.5%
Iberdrola S.A. - ADR	2,700	148,878
NextEra Energy, Inc.	3,780	270,988
Sempra	2,300	201,756
		621,622
Total Common Stocks (Cost $11,763,259)		$20,428,571

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.7%
Wisdom Tree India Earnings Fund (Cost $191,903)	4,000	$181,080

	Par Value	Value
CORPORATE BONDS - 6.2%
Consumer Discretionary - 1.7%
Starbucks Corporation, 2.550%, due 11/15/30	$500,000	$438,170

Financials - 2.1%
Bank of Montreal, 2.000%, due 12/22/26	200,000	187,321
Citigroup, Inc., 3.875%, due 03/26/25	250,000	249,335

See Notes to Financial Statements.
Financial Statements | December 31, 2024	15

James Aggressive Allocation Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Par Value	Value
Financials - 2.1% (continued)
State Street Corporation, 5.272%, due 08/03/26	$100,000	$100,989
		537,645
Health Care - 1.3%
AstraZeneca plc, 0.700%, due 04/08/26	250,000	238,554
Cigna Group (The), 5.125%, due 05/15/31	100,000	99,515
		338,069
Information Technology - 0.7%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	200,000	166,113

Real Estate - 0.4%
Kimco Realty OP, LLC, 4.850%, due 03/01/35	100,000	95,235

Total Corporate Bonds (Cost $1,695,945)		$1,575,232

	Par Value	Value
U.S. GOVERNMENT & AGENCIES - 3.9%
Federal Farm Credit Bank - 2.0%
Federal Farm Credit Bank, 0.670%, due 08/04/25	$500,000	$489,352

Federal National Mortgage Association - 1.9%
Federal National Mortgage Association, 0.560%, due 10/22/25	500,000	485,269

Total U.S. Government & Agencies (Cost $1,000,000)		$974,621

	Par Value	Value
U.S. TREASURY OBLIGATIONS - 6.6%
U.S. Treasury Bills (b) - 0.8%
5.009%, due 01/23/25	$200,000	$199,505

U.S. Treasury Bonds - 3.3%
3.625%, due 02/15/44	100,000	84,377
2.250%, due 08/15/49	750,000	464,352
4.250%, due 02/15/54	300,000	273,675
		822,404
U.S. Treasury Notes - 2.5%
1.125%, due 02/28/25	300,000	298,474
2.625%, due 02/15/29	250,000	233,733
4.375%, due 05/15/34	100,000	98,484
		630,691
Total U.S. Treasury Obligations (Cost $1,713,534)		$1,652,600

See Notes to Financial Statements.
16	www.jamesinvestment.com

James Aggressive Allocation Fund	Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 1.3%
First American Treasury Obligations Fund - Class X, 4.40% (c) (Cost $318,663)	318,663	$318,663

Total Investments at Value - 99.9% (Cost $16,683,304)		$25,130,767
Other Assets in Excess of Liabilities - 0.1%		33,746
Net Assets - 100.0%		$25,164,513

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.

ADR - American Depositary Receipt.

See Notes to Financial Statements.
Financial Statements | December 31, 2024	17

James Advantage Funds	Statements of Assets and Liabilities
December 31, 2024 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
ASSETS

Investment securities:
At cost	$298,460,776	$33,267,253	$16,150,720	$16,683,304
At value	413,913,308	51,065,711	28,419,958	25,130,767
Receivable for capital shares sold	—	1,027	415	—
Dividends and interest receivable	2,012,430	32,142	12,049	54,617
Receivable for investment securities sold/maturities	—	—	—	—
Tax reclaims receivable	42,198	—	—	3,180
Other assets	24,736	1,244	886	—
Total Assets	415,992,672	51,100,124	28,433,308	25,188,564

LIABILITIES

Payable for capital shares redeemed	28,463	10,047	26,857	—
Accrued expenses:
Management fees (Note 4)	265,896	56,566	37,696	20,649
Administration fees (Note 4)	14,835	—	—	—
12b-1 distribution and service fees (Note 4)	75,386	48,951	—	—
Trustee fees (Note 4)	25,201	4,236	3,937	3,402
Other accrued expenses	81,169	—	—	—
Total Liabilities	490,950	119,800	68,490	24,051
Net Assets	$415,501,722	$50,980,324	$28,364,818	$25,164,513

NET ASSETS CONSIST OF

Paid-in capital	$298,904,041	$32,225,919	$16,127,262	$17,173,242
Accumulated earnings	116,597,681	18,754,405	12,237,556	7,991,271
Net Assets	$415,501,722	$50,980,324	$28,364,818	$25,164,513

PRICING OF RETAIL CLASS SHARES

Net assets	$318,628,224	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	14,332,264	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$22.23	N/A	N/A	N/A

PRICING OF INSTITUTIONAL CLASS SHARES

Net assets	$96,873,498	N/A	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	4,437,856	N/A	N/A	N/A
Net assets value, offering price and redemption price per share	$21.83	N/A	N/A	N/A

PRICING OF SHARES

Net assets	N/A	$50,980,324	$28,364,818	$25,164,513
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	N/A	1,324,599	1,320,786	1,781,087
Net assets value, offering price and redemption price per share	N/A	$38.49	$21.48	$14.13

See Notes to Financial Statements.
18	www.jamesinvestment.com

James Advantage Funds	Statements of Operations
For the Six Months Ended December 31, 2024 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
INVESTMENT INCOME
Dividends (Net of withholding taxes of $9,192, $2,292, $1,909 and $5,869, respectively)	$1,470,473	$414,812	$211,896	156,879
Interest	3,708,767	16,608	—	54,540
Total Income	5,179,240	431,420	211,896	211,419
EXPENSES
Management fees (Note 4)	1,597,061	313,035	218,569	123,290
12b-1 distribution and service fees - Retail Class (Note 4)	415,762	—	—	—
12b-1 distribution and service fees (Note 4)	—	64,147	—	—
Administration fees (Note 4)	107,908	—	—	—
Trustee fees and expenses (Note 4)	62,562	7,699	5,255	4,418
Transfer agent fees (Note 4)	40,834	—	—	—
Audit and tax services fees	36,101	—	—	—
Insurance fees	27,521	—	—	—
Shareholder reporting expenses	23,999	—	—	—
Registration fees	21,285	—	—	—
Custodian fees	17,884	—	—	—
Legal fees	11,422	—	—	—
Other expenses	143,791	—	—	—
Total Expenses	2,506,130	384,881	223,824	127,708
Net Investment Income (Loss)	2,673,110	46,539	(11,928)	83,711
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	6,382,299	910,187	81,229	126,702
Net change in unrealized appreciation (depreciation) on investments	7,775,253	2,865,073	1,078,572	1,130,758
Net Realized and Unrealized Gains on Investments	14,157,552	3,775,260	1,159,801	1,257,460
Net Increase in Net Assets Resulting from Operations	$16,830,662	$3,821,799	$1,147,873	$1,341,171

See Notes to Financial Statements.
Financial Statements | December 31, 2024	19

James Balanced: Golden Rainbow Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
FROM OPERATIONS

Net investment income	$2,673,110	$4,996,495
Net realized gains from investment transactions	6,382,299	6,628,516
Net change in unrealized appreciation (depreciation) on investments	7,775,253	42,120,577
Net increase in net assets resulting from operations	16,830,662	53,745,588

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)

Retail Class Shares	(8,845,074)	(6,836,783)
Institutional Class	(2,863,065)	(2,145,198)
Decrease in net assets from distributions to shareholders	(11,708,139)	(8,981,981)

CAPITAL SHARE TRANSACTIONS:

Retail Class Shares
Proceeds from shares sold	2,652,458	4,406,941
Net asset value of shares issued in reinvestment of distributions to shareholders	8,709,567	6,727,721
Payments for shares redeemed	(28,448,675)	(52,946,205)
Net decrease in net assets from Retail Class capital share transactions	(17,086,650)	(41,811,543)

Institutional Class Shares
Proceeds from shares sold	6,160,431	11,561,051
Net asset value of shares issued in reinvestment of distributions to shareholders	2,722,283	2,064,397
Payments for shares redeemed	(9,288,358)	(20,958,355)
Net decrease in net assets from Institutional Class capital share transactions	(405,644)	(7,332,907)
Total decrease in net assets	(12,369,771)	(4,380,843)

NET ASSETS:

Beginning of period	427,871,493	432,252,336
End of period	$415,501,722	$427,871,493

CAPITAL SHARE ACTIVITY

Retail Class
Shares sold	116,744	212,897
Shares issued in reinvestment of distributions to shareholders	381,321	331,002
Shares redeemed	(1,253,609)	(2,588,831)
Net decrease in shares outstanding	(755,544)	(2,044,932)
Shares outstanding, beginning of period	15,087,808	17,132,740
Shares outstanding, end of period	14,332,264	15,087,808

Institutional Class Shares
Shares sold	276,382	569,532
Shares issued in reinvestment of distributions to shareholders	121,366	103,046
Shares redeemed	(416,296)	(1,047,134)
Net decrease in shares outstanding	(18,548)	(374,556)
Shares outstanding, beginning of period	4,456,404	4,830,960
Shares outstanding, end of period	4,437,856	4,456,404

See Notes to Financial Statements.
20	www.jamesinvestment.com

James Small Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
FROM OPERATIONS

Net investment income	$46,539	$94,916
Net realized gains from investment transactions	910,187	3,275,955
Net change in unrealized appreciation (depreciation) on investments	2,865,073	5,105,922
Net increase in net assets resulting from operations	3,821,799	8,476,793

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,261,603)	(223,700)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	6,625,915	4,362,733
Net asset value of shares issued in reinvestment of distributions to shareholders	3,213,346	219,562
Payments for shares redeemed	(4,272,762)	(2,768,673)
Net increase in net assets from capital share transactions	5,566,499	1,813,622
Total increase in net assets	6,126,695	10,066,715

NET ASSETS

Beginning of period	44,853,629	34,786,914
End of period	$50,980,324	$44,853,629

CAPITAL SHARE ACTIVITY

Shares sold	163,141	121,795
Shares issued in reinvestment of distributions to shareholders	78,384	6,537
Shares redeemed	(106,691)	(81,376)
Net increase in shares outstanding	134,834	46,956
Shares outstanding, beginning of period	1,189,765	1,142,809
Shares outstanding, end of period	1,324,599	1,189,765

See Notes to Financial Statements.
Financial Statements | December 31, 2024	21

James Micro Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
FROM OPERATIONS

Net investment income (loss)	$(11,928)	$76,731
Net realized gains from investment transactions	81,229	749,012
Net change in unrealized appreciation (depreciation) on investments	1,078,572	3,807,659
Net increase in net assets resulting from operations	1,147,873	4,633,402

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(401,574)	(163,890)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	597,880	1,750,959
Net asset value of shares issued in reinvestment of distributions to shareholders	397,225	162,067
Proceeds from redemption fees collected (Note 2)	—	3,272
Payments for shares redeemed	(986,786)	(1,456,245)
Net increase in net assets from capital share transactions	8,319	460,053
Total increase in net assets	754,618	4,929,565

NET ASSETS

Beginning of period	$27,610,200	$22,680,635
End of period	$28,364,818	$27,610,200

CAPITAL SHARE ACTIVITY

Shares sold	26,007	86,753
Shares issued in reinvestment of distributions to shareholders	17,233	7,810
Shares redeemed	(43,999)	(72,275)
Net increase (decrease) in shares outstanding	(759)	22,288
Shares outstanding, beginning of period	1,321,545	1,299,257
Shares outstanding, end of period	1,320,786	1,321,545

See Notes to Financial Statements.
22	www.jamesinvestment.com

James Aggressive Allocation Fund	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024 (Unaudited)	For the Year Ended June 30, 2024
FROM OPERATIONS

Net investment income	$83,711	$156,160
Net realized gains from investment transactions	126,702	152,456
Net change in unrealized appreciation (depreciation) on investments	1,130,758	3,987,242
Net increase in net assets resulting from operations	1,341,171	4,295,858

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(167,727)	(135,785)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold	331,692	3,420,571
Net asset value of shares issued in reinvestment of distributions to shareholders	162,388	130,770
Payments for shares redeemed	(1,056,366)	(2,812,637)
Net increase (decrease) in net assets from capital share transactions	(562,286)	738,704
Total increase in net assets	611,158	4,898,777

NET ASSETS

Beginning of period	24,553,355	19,654,578
End of period	$25,164,513	$24,553,355

SUMMARY OF CAPITAL SHARE ACTIVITY

Shares sold	23,367	285,881
Shares issued in reinvestment of distributions to shareholders	11,460	10,925
Shares redeemed	(76,676)	(230,713)
Net increase (decrease) in shares outstanding	(41,849)	66,093
Shares outstanding, beginning of period	1,822,936	1,756,843
Shares outstanding, end of period	1,781,087	1,822,936

See Notes to Financial Statements.
Financial Statements | December 31, 2024	23

James Balanced: Golden Rainbow Fund – Retail Class	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of period	$21.98		$19.76	$19.54	$22.94	$20.08	$20.69
Income (loss) from investment operations:
Net investment income (a)	0.13		0.23	0.22	0.15	0.17	0.26
Net realized and unrealized gains (losses) on investments and foreign currencies	0.74		2.42	0.98	(2.02)	2.90	(0.50)
Total from investment operations	0.87		2.65	1.20	(1.87)	3.07	(0.24)

Less distributions from:
Net investment income	(0.14)		(0.24)	(0.21)	(0.16)	(0.18)	(0.22)
Net realized gains on investments	(0.48)		(0.19)	(0.77)	(1.37)	(0.03)	(0.15)
Total distributions	(0.62)		(0.43)	(0.98)	(1.53)	(0.21)	(0.37)
Net asset value at end of period	$22.23		$21.98	$19.76	$19.54	$22.94	$20.08

Total return	3.91	%(b)	13.58%	6.41%	(8.97)%	15.38%	(1.18)%

Net assets, end of period (in thousands)	$318,628		$331,642	$338,463	$379,714	$485,082	$534,314

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.22	%(c)	1.22%	1.23%	1.18%	1.16%	1.13%
Ratio of net investment income to average net assets	1.18	%(c)	1.13%	1.16%	0.68%	0.81%	1.25%
Portfolio turnover rate	6	%(b)	26%	34%	26%	57%	36%

(a)	Calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.
24	www.jamesinvestment.com

James Balanced: Golden Rainbow Fund – Institutional Class	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of period	$21.59		$19.41	$19.26	$22.63	$19.82	$20.43
Income (loss) from investment operations:
Net investment income (a)	0.16		0.28	0.27	0.20	0.22	0.31
Net realized and unrealized gains (losses) on investments and foreign currencies	0.73		2.38	0.95	(1.99)	2.86	(0.50)
Total from investment operations	0.89		2.66	1.22	(1.79)	3.08	(0.19)

Less distributions from:
Net investment income	(0.17)		(0.29)	(0.30)	(0.21)	(0.24)	(0.27)
Net realized gains on investments	(0.48)		(0.19)	(0.77)	(1.37)	(0.03)	(0.15)
Total distributions	(0.65)		(0.48)	(1.07)	(1.58)	(0.27)	(0.42)
Net asset value at end of period	$21.83		$21.59	$19.41	$19.26	$22.63	$19.82

Total return	4.07	%(b)	13.91%	6.64%	(8.73)%	15.63%	(0.93)%

Net assets, end of period (in thousands)	$96,873		$96,230	$93,789	$106,501	$139,806	$171,173

Ratios/Supplemental Data:
Ratio of expenses to average net assets	0.97	%(c)	0.97%	0.98%	0.93%	0.91%	0.88%
Ratio of net investment income to average net assets	1.43	%(c)	1.38%	1.41%	0.92%	1.06%	1.51%
Portfolio turnover rate	6	%(b)	26%	34%	26%	57%	36%

(a)	Calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.
Financial Statements | December 31, 2024	25

James Small Cap Fund	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of period	$37.70		$30.44	$27.95	$30.46	$18.80	$23.22
Income (loss) from investment operations:
Net investment income (a)	0.04		0.09	0.11	0.13	0.09	0.10
Net realized and unrealized gains (losses) on investments	3.29		7.37	4.19	(2.55)	11.70	(4.52)
Total from investment operations	3.33		7.46	4.30	(2.42)	11.79	(4.42)

Less distributions from:
Net investment income	(0.07)		(0.11)	(0.14)	(0.09)	(0.13)	—
Net realized gains on investments	(2.47)		(0.09)	(1.67)	—	—	—
Total distributions	(2.54)		(0.20)	(1.81)	(0.09)	(0.13)	—
Net asset value at end of period	$38.49		$37.70	$30.44	$27.95	$30.46	$18.80

Total return	8.45	%(b)	24.59%	15.83%	(7.99)%	62.87%	(19.04)%

Net assets, end of period (in thousands)	$50,980		$44,854	$34,787	$32,760	$39,859	$29,006

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.50	%(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	0.18	%(c)	0.25%	0.36%	0.42%	0.36%	0.46%
Portfolio turnover rate	10	%(b)	23%	18%	34%	42%	35%

(a)	Calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.
26	www.jamesinvestment.com

James Micro Cap Fund	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of period	$20.89		$17.46	$16.44	$19.54	$12.73	$15.92
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		0.06	0.11	0.06	0.01	0.06
Net realized and unrealized gains (losses) on investments	0.91		3.50	2.34	(2.37)	6.88	(2.70)
Total from investment operations	0.90		3.56	2.45	(2.31)	6.89	(2.64)

Less distributions from:
Net investment income	—		(0.13)	(0.09)	(0.01)	(0.07)	(0.04)
Net realized gains on investments	(0.31)		—	(1.34)	(0.78)	(0.01)	(0.51)
Total distributions	(0.31)		(0.13)	(1.43)	(0.79)	(0.08)	(0.55)
Paid-in capital from redemption fees	—		0.00 (b)	—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$21.48		$20.89	$17.46	$16.44	$19.54	$12.73

Total return	4.19	%(c)	20.39%	15.66%	(12.56)%	54.32%	(17.38)%

Net assets, end of period (in thousands)	$28,365		$27,610	$22,681	$22,276	$29,345	$19,580

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.50	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	(0.08	)%(d)	0.30%	0.64%	0.30%	0.03%	0.41%
Portfolio turnover rate	5	%(c)	10%	5%	20%	55%	35%

(a)	Calculated using the average shares method.
(b)	Amount rounds to less than $0.01 per share.
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements.
Financial Statements | December 31, 2024	27

James Aggressive Allocation Fund	Financial Highlights
Per share data for a share outstanding throughout each period:

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net asset value - beginning of period	$13.47		$11.19	$9.81	$11.45	$9.23	$10.20
Income (loss) from investment operations:
Net investment income (a)	0.05		0.08	0.10	0.04	0.04	0.12
Net realized and unrealized gains (losses) on investments and foreign currencies	0.70		2.28	1.36	(1.66)	2.27	(0.98)
Total from investment operations	0.75		2.36	1.46	(1.62)	2.31	(0.86)

Less distributions from:
Net investment income	(0.09)		(0.08)	(0.08)	(0.02)	(0.09)	(0.11)
Net asset value at end of period	$14.13		$13.47	$11.19	$9.81	$11.45	$9.23

Total return	5.60	%(b)	21.13%	15.02%	(14.15)%	25.12%	(8.60)%

Net assets, end of period (in thousands)	$25,165		$24,553	$19,655	$19,055	$25,576	$20,795

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.01	%(c)	1.02%	1.02%	1.01%	1.01%	0.98%
Ratio of net investment income to average net assets	0.67	%(c)	0.72%	0.89%	0.34%	0.42%	1.17%
Portfolio turnover rate	5	%(b)	19%	17%	39%	77%	80%

(a)	Calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.
28	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
December 31, 2024 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” and collectively, the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

The James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in equity securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued, and in fixed income securities.

The James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization companies that the Adviser believes are undervalued. Small capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the VettaFi U.S. Equity Small-Cap 2000 Total Return Index.

The James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization companies that the Adviser believes are undervalued. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the VettaFi U.S. Equity Micro-Cap Total Return Index, including exchange-traded funds (“ETFs”) that invest primarily in such securities.

The James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund may have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

Share Valuation

The net asset value (“NAV”) per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The NAV per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the NAV per share, except that, until May 21, 2024, shares of the James Micro Cap Fund were subject to a redemption fees of 2% if redeemed within 180 days of purchase. Redemption fees received by the James Micro Cap Fund were $0 and $3,272 for the periods ended December 31, 2024 and June 30, 2024, respectively. The redemption fees are reflected on the Statements of Changes in Net Assets. Effective May 21, 2024, the James Micro Cap Fund no longer charges a redemption fee.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its NAV) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined by the Adviser as the Fund’s valuation designee, in good faith in conformity with guidelines adopted by and subject to review

Financial Statements | December 31, 2024	29

James Advantage Funds	Notes to Financial Statements
December 31, 2024 (Unaudited)

of the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Corporate bonds, U.S. government agencies, U.S. Treasury obligations, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage-backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at NAV.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or

Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
December 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2024:

James Balanced: Golden Rainbow Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$204,536,602	$—	$—	$204,536,602
Exchange-Traded Funds	20,193,093	—	—	20,193,093
Corporate Bonds	—	45,943,180	—	45,943,180
Mortgage-Backed Securities	—	11,375,055	—	11,375,055
U.S. Government & Agencies	—	18,834,118	—	18,834,118
U.S. Treasury Obligations	—	105,504,013	—	105,504,013
Money Market Funds	7,527,247	—	—	7,527,247
Total	$232,256,942	$181,656,366	$—	$413,913,308

James Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$48,994,112	$—	$—	$48,994,112
Money Market Funds	2,071,599	—	—	2,071,599
Total	$51,065,711	$—	$—	$51,065,711

James Micro Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$28,008,552	$—	$—	$28,008,552
Right	—	—	947	947
Money Market Funds	410,459	—	—	410,459
Total	$28,419,011	$—	$947	$28,419,958

James Aggressive Allocation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$20,428,571	$—	$—	$20,428,571
Exchange-Traded Funds	181,080	—	—	181,080
Corporate Bonds	—	1,575,232	—	1,575,232
U.S. Government & Agencies	—	974,621	—	974,621
U.S. Treasury Obligations	—	1,652,600	—	1,652,600
Money Market Funds	318,663	—	—	318,663
Total	$20,928,314	$4,202,453	$—	$25,130,767

The following is a reconciliation of Level 3 instruments held in the Fund for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024.

James Micro Cap Fund

Asset Type	Balance as of June 30, 2024	Net Purchases/ Acquisitions	Net Sales	Realized Losses	Changes in Unrealized Appreciation (Depreciation)	Transfer Into Level 3*	Transfer Out of Level 3	Balance as of December 31, 2024
Right	$—	$—	$—	$—	$—	$947	$—	$947

*	The transfer into level 3 is due to the stale price.

Financial Statements | December 31, 2024	31

James Advantage Funds	Notes to Financial Statements
December 31, 2024 (Unaudited)

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2024, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Foreign Currency Translation

Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Dividend income includes dividends earned on Real Estate Investment Trusts (“REITs”), which may include a return of capital. As such, important taxation issues may arise, which the Funds account for when information is provided by the issuing REIT. Due to the actual character of dividends paid by REITs not being available until the end of the calendar year, the net investment income and long-term capital gains of the Funds can be different on the tax return compared to this annual report. Substantial unanticipated levels of return of capital may affect the Funds’ earnings and profits from which distributions are made.

Distributions received from Limited Partnership investments of a Fund are usually recorded as a return of capital and are excluded from available income in the calculation of distributions paid by the Funds. Return of capital is recorded as a reduction to the cost of investments in the Statements of Assets and Liabilities and in the Schedule of Investments.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund on at least an annual basis. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The tax character of distributions paid to shareholders during the periods ended December 31, 2024 and June 30, 2024 was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
December 31, 2024
Ordinary Income	$2,789,103	$99,088	$55,403	$167,727
Long-Term Capital Gains	8,919,036	3,162,515	346,171	—
Total	$11,708,139	$3,261,603	$401,574	$167,727

June 30, 2024
Ordinary Income	$5,113,860	$115,152	$88,240	$135,785
Long-Term Capital Gains	3,868,121	108,548	75,650	—
Total	$8,981,981	$223,700	$163,890	$135,785

32	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
December 31, 2024 (Unaudited)

Allocation of Income and Expense

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the James Balanced: Golden Rainbow Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. The Adviser pays the expenses of each Fund, except for the James Balanced: Golden Rainbow Fund. These expenses exclude the management fees, detailed in Note 4, brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees, 12b-1 fees and extraordinary expenses. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders, if any, and to otherwise continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies. Therefore, no federal tax provision is required.

As of and during the six months ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for the current and all open years have incorporated no uncertain tax positions that require a provision for income taxes.

The following information is computed on a tax basis for each item as of June 30, 2024:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Cost of investments	$317,311,411	$29,940,854	$16,445,455	$17,217,288
Gross unrealized appreciation	$112,734,244	$16,045,219	$12,759,312	$7,894,853
Gross unrealized depreciation	(5,553,918)	(1,111,834)	(1,568,646)	(578,900)
Net unrealized appreciation	107,180,326	14,933,385	11,190,666	7,315,953
Undistributed ordinary income	140,986	98,336	—	85,345
Undistributed long-term capital gains	4,153,846	3,162,488	300,591	—
Accumulated capital and other losses	—	—	—	(583,471)
Distributable earnings	$111,475,158	$18,194,209	$11,491,257	$6,817,827

The following information is computed on a tax basis for each item as of December 31, 2024:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Cost of investments	$298,948,788	$33,367,253	$16,150,720	$16,684,057
Gross unrealized appreciation	$120,933,342	$19,044,998	$13,641,738	$9,040,801
Gross unrealized depreciation	(5,968,822)	(1,246,540)	(1,372,500)	(594,091)
Net unrealized appreciation	$114,964,520	$17,798,458	$12,269,238	$8,446,710

The difference between the cost of investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and U.S. GAAP.

Financial Statements | December 31, 2024	33

James Advantage Funds	Notes to Financial Statements
December 31, 2024 (Unaudited)

Capital Losses

Under the Code, Capital Losses are carried over to future tax years and will retain their character as either short-term or long-term capital losses. These losses do not include any late year capital losses (losses arising in the period from November 1st through June 30th) that the Funds have elected to defer for the current fiscal year. The Funds’ ability to utilize capital loss carryforwards in future years may be limited under the Code and related regulations based on the results of future transactions.

Capital losses carried forward to the next tax year were as follows:

	Short-Term	Long-Term
James Aggressive Allocation Fund	$583,471	$—

3. INVESTMENT TRANSACTIONS

During the six months ended December 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities (excluding short-term securities and U.S. government obligations) was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Purchases of investment securities	$4,950,046	$6,793,407	$1,314,769	$1,135,317
Proceeds from sales and maturities of investment securities	$27,939,936	$4,875,633	$1,668,682	$1,417,117

During the six months ended December 31, 2024 cost of purchases and proceeds from sales and maturities of long-term U.S. government obligations was as follows:

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Micro Cap Fund	James Aggressive Allocation Fund
Purchases of investment securities	$20,573,159	$—	$—	$187,667
Proceeds from sales and maturities of investment securities	$33,579,226	$—	$—	$198,171

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Management Agreement

The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio and pursuant to separate management agreements between the Trust, on behalf of each Fund, and the Adviser (the “Investment Management Agreements”).

34	www.jamesinvestment.com

James Advantage Funds	Notes to Financial Statements
December 31, 2024 (Unaudited)

The Funds pay James on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets.

James Balanced: Golden Rainbow Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.74%
Over $500 million and including $1 billion	0.70%
Over $1 billion and including $2 billion	0.65%
Over $2 billion	0.60%

James Small Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.25%
Over $500 million and including $1 billion	1.20%
Over $1 billion and including $2 billion	1.15%
Over $2 billion	1.10%

James Micro Cap Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	1.50%
Over $500 million	1.45%

James Aggressive Allocation Fund

Average Total Net Assets	Contractual Fee
Up to and including $500 million	0.98%
Over $500 million and including $1 billion	0.95%
Over $1 billion and including $2 billion	0.90%
Over $2 billion	0.85%

Advisory fees for the James Small Cap Fund and the James Micro Cap Fund are reduced by the fees and expenses of the non-interested trustees incurred by the applicable Fund. Under the Investment Management Agreement, the Adviser is responsible for the payment of all operating expenses of the James Small Cap Fund, James Micro Cap Fund, and James Aggressive Allocation Fund, except for brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. The Adviser is not entitled to recoupment of such expenses.

Other Service Providers

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds or the Adviser pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain cost related to the pricing of the Funds’ portfolio securities. Administration and transfer agent fees paid by the Funds for the six months ended December 31, 2024, are disclosed on the Statements of Operations.

Plan of Distribution

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. The James Balanced: Golden Rainbow Fund (Retail Class) and James Small Cap Fund have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plan”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders (“Distribution Expenses”). These Distribution Expenses are reflected as 12b-1 distribution and service fees on the Statements of Operations. Payments under a Plan are made to the Adviser or its designee, which uses them to pay Distribution Expenses on behalf of and as agent of the Trust. The amount payable by the James Small Cap Fund and the Retail Class of the James Balanced: Golden Rainbow Fund, under its Plan is 0.25% of its average daily net assets. Payments received under the Plan are in addition to the fees paid to the Adviser pursuant to the Management Agreements. Pursuant to the Plan, the Adviser shall act in the Funds’ best interests in expending or directing its designee to expend payments received by the Adviser or its designee, and such payments shall be used solely for the purpose of paying Distribution Expenses on behalf of the Funds; provided, however, that to the extent the Distribution Expenses for the period to which a payment relates are less than the payment, the Adviser may retain the excess.

Trustee Fees

Each Trustee who is not an interested person of the Trust (“Independent Trustees”), as defined in the 1940 Act, receives (1) a quarterly retainer of $8,300, (2) a per meeting fee for regularly scheduled Board meetings of $2,200, (3) a quarterly fee paid to the Audit Committee Chair of $1,050 and a quarterly fee paid to the other members of the Audit Committee of $525, (4) a per meeting fee of $2,200 for any special meeting held outside of a regularly scheduled Board meeting that the Independent Trustee is required to attend in person, (5) a per meeting fee of $220 for any special telephonic meetings held outside of a regularly scheduled Board meeting, and (6) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. Such fees are presented on the Statements of Operations as Trustee fees.

Principal Holders of Fund Shares

As of December 31, 2024, the following shareholders owned of record 25% or more of the outstanding shares of each Fund, as applicable:

NAME OF RECORD OWNER	% OWNERSHIP
James Balanced: Golden Rainbow Fund
National Financial Services, LLC (for the benefit of its customers)	32%
James Micro Cap Fund
Iris James	28%
James Aggressive Allocation Fund
Iris James	25%

Financial Statements | December 31, 2024	35

James Advantage Funds	Notes to Financial Statements
December 31, 2024 (Unaudited)

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. As of December 31, 2024, none of the Funds had outstanding borrowings under the line of credit agreement. For the six months ended December 31, 2024, none of the Funds utilized the line of credit. Each Fund’s line of credit agreement is set to expire on July 2, 2025.

The terms of the agreements can be characterized as follows:

	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced:
Golden Rainbow Fund	$25,000,000	Prime Rate*	July 2, 2025
James Small Cap Fund	$2,000,000	Prime Rate*	July 2, 2025
James Micro Cap Fund	$1,250,000	Prime Rate*	July 2, 2025
James Aggressive Allocation Fund	$750,000	Prime Rate*	July 2, 2025

*	The rate at which the Bank announces as its prime lending rate.

7. SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of December 31, 2024, James Small Cap Fund and James Micro Cap Fund had 26.1% and 30.3%, respectively, of net assets invested in common stocks within the Financials industry sector.

8. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

36	www.jamesinvestment.com

James Advantage Funds	Additional Information
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Financial Statements | December 31, 2024	37

Intentionally Left Blank

Intentionally Left Blank

INVESTMENT ADVISER
James Investment
Research, Inc.
P.O. Box 8
Alpha, Ohio 45301
info@jamesinvestment.com

CUSTODIAN
U.S. Bank
425 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Suite 400
1601 Wewatta Street
Denver, Colorado 80202

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246

LEGAL COUNSEL
Davis Graham
& Stubbs LLP
3400 Walnut Street, Suite 700
Denver, Colorado 80205

For information about the Funds, or to make inquiries about the Funds, please call 1-800-99JAMES (1-800-995-2637).

www.jamesinvestment.com

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 if applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	James Advantage Funds

By (Signature and Title)		/s/ R. Brian Culpepper
R. Brian Culpepper, President (Principal Executive Officer)

Date	March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Brian Culpepper
R. Brian Culpepper, President (Principal Executive Officer)

Date	March 4, 2025

By (Signature and Title)		/s/ Brian P. Shepardson
Brian P. Shepardson, Chief Financial Officer and Treasurer (Principal Financial Officer)

Date	March 4, 2025